Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	SCIENJOY HOLDING CORPORATION
Trading Symbol	SJ
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001753673
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38799
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	JIA No.34
Entity Address, Address Line Three	Shenggu NanliChaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100029
Entity Address, Country	CN
Title of 12(b) Security	Class A Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	OneStop Assurance PAC	Friedman LLP
Auditor Location	Singapore	New York, New York
Auditor Firm ID	6732	711
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	28,219,583
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	2,625,058
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	JIA No.34
Entity Address, Address Line Three	Shenggu NanliChaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100029
Entity Address, Country	CN
Contact Personnel Name	Xiaowu He
City Area Code	(86)
Local Phone Number	10–6642 8188
Contact Personnel Email Address	xiaowu.he@scienjoy.com